Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.9355
Maximum Aggregate Offering Price	$ 9,355,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,291.93
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable under the Beyond Meat, Inc. 2026 Employment Inducement Equity Incentive Plan (the "2026 Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2026 Inducement Plan. Amount Registered consists of 10,000,000 shares of Common Stock that may become issuable under the 2026 Inducement Plan pursuant to its terms. Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on April 30, 2026.